Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As of December 31,
	2020	2019
	NIS millions

Trade receivables including long-term amount	1,161	1,451
Loans and other receivables, including long-term amounts	14	293
Investment in debt securities and deposits	429	428
Cash and cash equivalents in banks	719	1,006
Derivative financial instruments	1	1
	2,324	3,179

Schedule of Maximum Exposure to Credit Risk of Financial Assets
The maximum exposure to credit risk of financial assets at the reporting date by type of counterparty is:

	As of December 31,
	2020	2019
	NIS millions

Receivables from subscribers	1,027	1,235
Receivables from distributors and other operators	134	156
Investment in government of Israel debt securities	-	92
Investment in institutional debt securities	-	306
Deposits	429	30
Cash and cash equivalents in banks	719	1,006
Investments in equity accounted investees	-	*
Other	15	209
	2,324	3,034

* Reclassified

Schedule of Aging of Financial Assets
The aging of financial assets at the reporting date was as follows:

	Gross	Devaluation	Gross	Devaluation
	2020		2019
	NIS millions

Not past due	2,272	32	3,108	35
Past due less than one year	85	30	111	32
Past due more than on year	143	115	146	119
	2,500	177	3,365	186

Schedule of Allowance for Impairment in Respect of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2020	2019
	NIS millions

Balance as of January 1	186	196
Write-off of lost debts	(35)	(39)
Entering consolidation	6	-
Classified to trade and other receivables	(7)	-
Doubtful debt expenses	27	29
Balance as of December 31	177	186

Schedule of Maturities of Contractual of Financial Liabilities and Other Non-Contractual Liabilities
The following are the maturities of contractual financial liabilities and other non-contractual liabilities, including estimated interest payments and excluding the impact of netting agreements:

	As of December 31, 2020
	Carrying amount	Contractual cash flow	First year	Second year	Third year	Four to five years	More than five years
	NIS millions

Debentures*	(3,161)	(3,588)	(481)	(469)	(641)	(1,120)	(877)
Long-term loans from financial institutions*	(188)	(194)	(143)	(51)	-	-	-
Trade and other payables	(913)	(913)	(913)	-	-	-	-
Forward exchange contracts on foreign currencies	(8)	(8)	(8)	-	-	-	-
Other long-term liabilities	(44)	(44)	(6)	(38)	-	-	-
Lease liabilities	(671)	(713)	(221)	(164)	(96)	(125)	(106)
	(4,985)	(5,460)	(1,772)	(722)	(737)	(1,245)	(983)

	As of December 31, 2019
	Carrying amount	Contractual cash flow	First year	Second year	Third year	Four to five years	More than five years
	NIS millions

Debentures*	(2,974)	(3,389)	(507)	(466)	(454)	(1,052)	(910)
Long-term loans from financial institutions*	(401)	(435)	(116)	(148)	(93)	(78)	-
Trade and other payables	(884)	(884)	(884)	-	-	-	-
Forward exchange contracts on foreign currencies	(2)	(2)	(2)	-	-	-	-
Forward exchange contracts on CPI	(3)	(3)	(3)	-	-	-	-
Other long-term liabilities	(1)	(1)	-	(1)	-	-	-
Lease liabilities	(759)	(839)	(246)	(183)	(142)	(139)	(129)
	(5,024)	(5,553)	(1,758)	(798)	(689)	(1,269)	(1,039)

*   Including accrued interest

Schedule of Group's Exposure to Foreign Currency Risk and CPI
The Group's exposure to foreign currency risk and CPI is as follows:

	December 31, 2020			December 31, 2019
	Foreign currency or linked to foreign currency (mainly USD)	Linked to CPI	Unlinked	Foreign currency or linked to foreign currency (mainly USD)	Linked to CPI	Unlinked
	NIS millions			NIS millions
Current assets
Cash and cash equivalents	17	-	702	14	-	992
Current investments, including derivatives	-	-	429	13	186	182
Trade receivables	22	-	963	43	-	1,099
Other receivables	-	2	9	-	-	4

Long-term assets
Long-term receivables	-	1	179	-	60	393

Current liabilities
Current maturities of debentures and loans from financial institutions	-	(160)	(354)	-	(331)	(178)
Trade payables and accrued expenses	(197)	-	(570)	(171)	-	(516)
Other current liabilities, including derivatives	(8)	(40)	(344)	(2)	(48)	(306)
Current maturities of lease liabilities	(4)	(206)	(5)	(6)	(216)	(4)

Long-term liabilities
Long-term loans from financial institutions	-	-	(50)	-	-	(300)
Debentures	-	(523)	(2,200)	-	(679)	(1,832)
Other non-current liabilities	(38)	-	(42)	-	-	(20)
Long-term lease liabilities	(8)	(439)	(10)	(15)	(509)	(9)
	(216)	(1,365)	(1,293)	(124)	(1,537)	(495)

Schedule of Exposure to Linkage and Foreign Currency Risk
The Group's exposure to linkage and foreign currency risk in respect of derivatives is as follows:

	December 31, 2020
	Currency/linkage receivable	Currency/linkage payable	Face value	Fair value
			NIS millions
Instruments not used for hedging
Forward contracts on exchange rates	USD	NIS	92	(5)
Forward contracts on CPI	CPI	NIS	70	-

Instruments used for hedging
Forward contracts on exchange rates	USD	NIS	59	(3)

	December 31, 2019
	Currency/linkage receivable	Currency/linkage payable	Face value	Fair value
			NIS millions
Instruments not used for hedging
Forward contracts on exchange rates	USD	NIS	128	(2)
Forward contracts on CPI	CPI	NIS	360	(3)

Schedule of Sensitivity Analysis
A change of the CPI as at December 31, 2020 and 2019 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2019.

		Equity	Net profit
	Change	NIS millions	NIS millions
December 31, 2020
Increase in the CPI of	2.0%	(20)	(20)
Increase in the CPI of	1.0%	(10)	(10)
Decrease in the CPI of	(1.0)%	10	10
Decrease in the CPI of	(2.0)%	20	20

December 31, 2019
Increase in the CPI of	2.0%	(15)	(15)
Increase in the CPI of	1.0%	(8)	(8)
Decrease in the CPI of	(1.0)%	8	8
Decrease in the CPI of	(2.0)%	15	15

Schedule of Group's Interest-Bearing Financial Instruments
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments, not including derivatives, was:

	Book value
	2020	2019
	NIS millions	NIS millions
Fixed rate instruments
Financial assets	-	656
Financial liabilities	(3,287)	(3,320)
	(3,287)	(2,664)
Variable rate instruments
Financial assets	1,056	995

Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2019
Fair value sensitivity (net)	(12)	12	(6)	6	(12)	12	(6)	6

Schedule of Fair Values of Remaining Financial Liabilities
The fair values of the remaining financial liabilities and their book values as presented in the consolidated statements of financial position are as follows:

	December 31, 2020		December 31, 2019
	Carrying Amount	Fair value*	Carrying Amount	Fair value*
	NIS millions		NIS millions
Debentures, including current maturities and interest payable	(3,160)	(3,329)	(2,973)	(2,954)
Long-term loans from financial institutions, including current maturities and interest payable	(188)	(192)	(401)	(406)

* The fair value as of December 31, 2020 includes principal and interest in a total sum of approximately NIS 62 million, paid in January 2021, after the end of the reporting period.

Schedule of Analyses Financial Instruments Carried at Fair Value
The table below analysis financial instruments carried at fair value, by valuation method, to the different levels.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets by fair value through profit or loss
Derivatives	-	1	-	1
Total assets	-	1	-	1

Financial liabilities by fair value through profit or loss
Derivatives	-	(8)	-	(8)
Total liabilities	-	(8)	-	(8)

There have been no transfers during the year between Levels 1 and 2.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets by fair value through profit or loss
Current investments in debt securities and shares	472	-	-	472
Derivatives	-	1	-	1
Total assets	472	1	-	473

Financial liabilities by fair value through profit or loss
Derivatives	-	(5)	-	(5)
Total liabilities	-	(5)	-	(5)

Schedule of Details Regarding Fair Value Measurement at Level 2
Details regarding fair value measurement at Level 2

Financial instrument	Valuation method for determining fair value

Forward contracts
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Foreign currency options	Fair value is measured based on the Black-Scholes formula.

Schedule of Carrying Amounts of Recognized Financial Instruments
The following table sets out the carrying amounts of recognized financial instruments that were offset in the consolidated statements of financial position:

		December 31, 2020
	Note	Gross amount of financial assets (liabilities) recognized	Gross amount of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amount of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	209	(193)	16
Financial liabilities
Trade payables and accrued expenses	13	(216)	193	(23)

		December 31, 2019
	Note	Gross amount of financial assets (liabilities) recognized	Gross amount of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amount of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	136	(89)	47
Financial liabilities
Trade payables and accrued expenses	13	(108)	89	(19)

Share price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments
	December 31, 2019
	Profit or loss	Equity
	NIS millions
Increase of 5%	2	2
Increase of 10%	3	3
Decrease of 5%	(2)	(2)
Decrease of 10%	(3)	(3